Accrued Expenses and Other Current Liabilities - Schedule of Lawsuit Provision Movement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lawsuit Provision Movement [Abstract]
Opening	$ 810,159	$ 200,818
Ending balance	908,264	810,159
New provisions	256,456	1,059,510
Exchange rate effect	(128,092)	(236,879)
Payments	$ (30,259)	$ (213,290)